Financial risk management - Interest rate risk (Details) - Interest rate risk - GBP (£) £ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	£ (23,002)	£ (19,274)
Fixed rate £m
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(14,378)	(15,273)
Floating rate £m
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(1,501)	3,188
Inflation linked £m
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(7,188)	(7,195)
Other £m
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	65	6
Cash and cash equivalents
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	329	1,139
Cash and cash equivalents | Fixed rate £m
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	0	940
Cash and cash equivalents | Floating rate £m
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	302	199
Cash and cash equivalents | Inflation linked £m
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Cash and cash equivalents | Other £m
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	27	0
Financial investments
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	2,694	8,741
Financial investments | Fixed rate £m
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	31	44
Financial investments | Floating rate £m
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	2,625	8,691
Financial investments | Inflation linked £m
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Financial investments | Other £m
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	38	6
Borrowings
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(26,625)	(28,638)
Borrowings | Fixed rate £m
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(16,144)	(17,681)
Borrowings | Floating rate £m
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(3,191)	(3,917)
Borrowings | Inflation linked £m
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(7,290)	(7,040)
Borrowings | Other £m
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Pre-derivative position
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(23,602)	(18,758)
Pre-derivative position | Fixed rate £m
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(16,113)	(16,697)
Pre-derivative position | Floating rate £m
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(264)	4,973
Pre-derivative position | Inflation linked £m
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(7,290)	(7,040)
Pre-derivative position | Other £m
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	65	6
Financing derivatives
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	600	(516)
Financing derivatives | Fixed rate £m
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	1,735	1,424
Financing derivatives | Floating rate £m
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(1,237)	(1,785)
Financing derivatives | Inflation linked £m
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	102	(155)
Financing derivatives | Other £m
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	£ 0	£ 0